THE KELMOORE STRATEGY(R) FUNDS





                                    [GRAPHIC]



                                  ANNUAL REPORT

                            Kelmoore Strategy(R) Fund
                         Kelmoore Strategy(R) Eagle Fund
                        Kelmoore Strategy(R) Liberty Fund

                ------------------------------------------------

                                FEBRUARY 28, 2001

Dear Fellow Shareholder:

As the economy has slowed at a rapid pace and earnings multiples have contracted to reflect slower anticipated growth, the major U.S. averages have trended lower over the past year. The decline came as little surprise given the extremes in both valuations and speculation that preceded it. Extremes in valuation always get corrected by the market. The post correction process is one of base building (sideways trading) as corporate profits build and investor sentiment becomes more enthused. History shows that a long base building period is healthy and will magnify the inevitable expansion in equity prices in the coming years.

As investors, it can be frustrating to witness a corrective phase of the current magnitude in the market. Fuel is further thrown on the fire by business channels and magazine covers that are vying for greater viewership, hence greater advertisement dollars. At Kelmoore, our approach during periods of uncertainty is to ignore the market's daily gyrations and stick to the discipline of investing in America's greatest companies. While the market marks time, the Kelmoore Funds other discipline of selling option premiums against each portfolio will continue to compensate shareholders. I congratulate current Kelmoore Fund shareholders for sticking to their own disciplines of dollar cost averaging* and riding out the current corrective phase. The flow of dollars into Kelmoore's Funds has continued at a steady pace. The combined disciplines deployed by The Kelmoore Funds and you the shareholder, we believe could pay off. All of us at Kelmoore are optimistic about the future and believe that we can help you to achieve your financial goals.


Sincerely,


/s/ Matthew Kelmon


Matthew Kelmon
President and Portfolio Manager


* Dollar cost averaging does not assure a profit and does not protect against a loss in declining markets.

KELMOORE STRATEGY(R) FUND                                      FEBRUARY 28, 2001


The Fund's Class C shares returned (14.61)% for the period. The Fund's Class A shares returned (18.74)% for the period. The Dow Jones Industrial Average Index returned 5.38%, and the Lehman Brothers Corporate Bond Intermediate Total Return Index returned 13.44%.

While the Federal Reserve pulled in the reins on the economy with multiple credit tightenings in the fall, the over inflated Nasdaq market took it on the chin. The Fund's largest technology holdings were not immune to the contraction in price to earnings multiples and consequently weighed heavily on the Net Asset Value.

The Fund pays dividends on a monthly basis to shareholders of record on the twenty fourth day of the month, with the twenty fifth day being the ex-dividend date and payable date.

                 KELMOORE STRATEGY(R) FUND PERFORMANCE REPORT
                         PERIOD ENDED FEBRUARY 28, 2001

     --------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURN
     FOR PERIOD ENDED FEBRUARY 28, 2001
         1 Year                                            (14.61)%
     Since 05/03/99 (Inception)                             (5.52)%
     --------------------------------------------------------------

                                     CLASS C

                               [PLOT POINTS CHART]

                              Dow Jones           Lehman Brothers Corporate
                Class C    Industial Average    Bond Intermediate Total Return
                -------    -----------------    ------------------------------

Index
Inception*       10000           10000                     10000
5/31/99           9700            9801                      9889
8/31/99          10300           10078                      9812
11/30/99         10624           10143                      9960
2/29/2000        10554            9440                      9998
5/31/2000        10800            9802                     10095
8/31/2000        11754           10473                     10561
11/30/2000        9315            9739                     10894
2/28/2001         9012           10179                     11426

             Past performance is not indicative of future results.

*Class C commenced operations on May 3, 1999.


The values and returns for The Kelmoore Strategy(R) Fund for Class A include reinvested and the maximum sales charge placed on purchases.

     --------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURN
     FOR PERIOD ENDED FEBRUARY 28, 2001
         1 Year                                            (18.74)%
     Since 10/25/99 (Inception)                            (11.45)%
     --------------------------------------------------------------

                                     CLASS A

                               [PLOT POINTS CHART]

                              Dow Jones           Lehman Brothers Corporate
                Class A    Industial Average    Bond Intermediate Total Return
                -------    -----------------    ------------------------------

Index
Inception*        9450          10000                      10000
11/30/99          9924          10152                      10024
2/29/2000         9880           9449                      10062
5/31/2000        10132           9812                      10160
8/31/2000        11045          10483                      10629
11/30/2000        8774           9748                      10965
2/28/2001         8492          10189                      11500

             Past performance is not indicative of future results.

*Class A commenced operations on October 25, 1999.

KELMOORE STRATEGY(R) EAGLE FUND                                FEBRUARY 28, 2001


The Fund's Class C shares returned (55.26)% for the period. The Fund's Class A shares returned (57.50)% for the period. The Nasdaq Composite returned (45.64)% for the period, and the Standard & Poor's 100 Index returned (18.24)%.

The bubble burst on the "dot com" world. The once highflying sector took the technology heavy Nasdaq down in record fashion. After the first wave of heavy selling in the companies with little more than concepts, the large cap technology issues were next to fall. After a mild bounce higher in January 2001, the Nasdaq Composite had a miserable February.

The Fund pays dividends on a monthly basis to shareholders of record on the twenty fourth day of the month, with the twenty fifth day being the ex-dividend date and payable date.

              KELMOORE STRATEGY(R) EAGLE FUND PERFORMANCE REPORT
                         PERIOD ENDED FEBRUARY 28, 2001

     --------------------------------------------------------------
     AGGREGATE TOTAL RETURN
     FOR PERIOD ENDED FEBRUARY 28, 2001
     Since 06/29/00 (Inception)                            (55.26)%
     --------------------------------------------------------------

                                     CLASS C

                               [PLOT POINTS CHART]

                 Class C       NASDAQ Composite   Standard & Poor's 100
                 -------       ---------------    ---------------------
Inception*        10000             10000                10000
7/31/2000          9477              9499                 9911
8/31/2000         10844             10552                10485
9/30/2000          9828              9135                 9595
10/31/2000         8681              8437                 9492
11/30/2000         6429              6797                 8859
12/31/2000         5978              6580                 8744
1/31/2001          6722              7082                 9068
2/28/2001          4474              5974                 8223

             Past performance is not indicative of future results.

*Class C commenced operations on June 29, 2000.


The values and returns for The Kelmoore Strategy(R) Eagle Fund for Class A include reinvested and the maximum sales charge placed on purchases.

     --------------------------------------------------------------
     AGGREGATE TOTAL RETURN
     FOR PERIOD ENDED FEBRUARY 28, 2001
     Since 06/29/00 (Inception)                            (57.50)%
     --------------------------------------------------------------

                                     CLASS A

                               [PLOT POINTS CHART]

                 Class A      NASDAQ Composite   Standard & Poor's 100
                 -------      ----------------   ---------------------
Inception*        9450             10000                10000
7/31/2000         8956              9499                 9911
8/31/2000        10258             10552                10485
9/30/2000         9308              9135                 9595
10/31/2000        8213              8437                 9492
11/30/2000        6096              6797                 8859
12/31/2000        5671              6580                 8744
1/31/2001         6373              7082                 9068
2/28/2001         4249              5974                 8223

             Past performance is not indicative of future results.

*Class A commenced operations on June 29, 2000.

KELMOORE STRATEGY(R) FUND
PORTFOLIO OF INVESTMENTS
                                                               FEBRUARY 28, 2001

                                                                     Value
    Shares                                                          (Note 1)
--------------                                                 -----------------
COMMON STOCKS - 98.1%++
                 CONSUMER GOODS - 19.0%
200,000          AOL Time Warner Inc.+ .....................   $ 8,806,000
 30,000          General Mills, Inc. .......................     1,345,500
200,000          The Home Depot, Inc. ......................     8,500,000
150,000          Johnson & Johnson .........................    14,599,500
100,000          McDonald's Corp. ..........................     2,940,000
 52,800          Merck & Co., Inc. .........................     4,234,560
 50,000          The Procter & Gamble Co. ..................     3,525,000
107,300          Wal-Mart Stores, Inc. .....................     5,374,657
 50,000          Walgreen Co. ..............................     2,216,000
                                                               -----------
                                                                51,541,217
                                                               -----------
                 FINANCIAL SERVICES - 22.0%
 50,000          The Allstate Corp. ........................     1,993,000
175,000          American Express Co. ......................     7,679,000
150,000          Bank of America Corp. .....................     7,492,500
250,000          Citigroup Inc. ............................    12,295,000
 30,000          Fannie Mae ................................     2,391,000
100,000          The Goldman Sachs Group, Inc. .............     9,175,000
150,000          Merrill Lynch & Co., Inc. .................     8,985,000
150,000          Morgan Stanley Dean Witter & Co. ..........     9,769,500
                                                               -----------
                                                                59,780,000
                                                               -----------
                 MANUFACTURING - 15.9%
100,000          Agilent Technologies, Inc.+ ...............     3,600,000
 18,500          The Boeing Co. ............................     1,150,700
200,000          Eastman Kodak Co. .........................     9,000,000
200,000          General Electric Co. ......................     9,300,000
200,000          General Motors Corp. ......................    10,664,000
400,000          Lucent Technologies Inc.. .................     4,636,000
 30,000          Minnesota Mining & Manufacturing Co.            3,382,500
     93          Visteon Corp. .............................         1,339
250,000          Xerox Corp. ...............................     1,510,000
                                                               -----------
                                                                43,244,539
                                                               -----------

                                                                     Value
    Shares                                                          (Note 1)
--------------                                                 -----------------
                 RESOURCES - 13.9%
 80,000          Alcoa Inc. ................................   $ 2,860,800
100,000          Chevron Corp. .............................     8,566,000
200,000          du Pont (E.I.) de Nemours & Co. ...........     8,738,000
 50,000          Exxon Mobil Corp. .........................     4,052,500
100,000          Halliburton Co. ...........................     3,982,000
150,000          Schlumberger Ltd. .........................     9,562,500
                                                               -----------
                                                                37,761,800
                                                               -----------
                 TECHNOLOGY - 27.3%
 20,634          Avaya Inc.+ ...............................       288,876
300,000          Cisco Systems, Inc.+ ......................     7,106,250
200,000          Hewlett-Packard Co. .......................     5,770,000
250,000          Intel Corp. ...............................     7,140,625
150,000          International Business Machines Corp.          14,985,000
250,000          Microsoft Corp.+ ..........................    14,750,000
300,000          Motorola, Inc.. ...........................     4,551,000
300,000          Oracle Corp.+. ............................     5,700,000
400,000          Sun Microsystems, Inc.+. ..................     7,950,000
200,000          Texas Instruments Inc.. ...................     5,910,000
                                                               -----------
                                                                74,151,751
                                                               -----------
                 TOTAL COMMON STOCKS
                 (Cost $371,633,496*) ......................   266,479,307
                                                               -----------

                       See Notes to Financial Statements.

KELMOORE STRATEGY(R) FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)                         FEBRUARY 28, 2001

              Number of
           Contract Shares                Expiration        Strike            Value
           Subject to Call                   Date           Price            (Note 1)
------------------------------------     ------------   -------------   -----------------
CALL OPTIONS WRITTEN - (2.3)%
100,000     Agilent
            Technologies, Inc. .......   4/21/01      $ 45.0          $   (125,000)
 80,000     Alcoa Inc. ...............   3/17/01        35.0              (138,000)
 50,000     The Allstate Corp. .......   3/17/01        40.0               (87,500)
200,000     AOL Time
            Warner Inc. ..............   3/17/01        45.0              (410,000)
175,000     American
            Express Co. ..............   4/21/01        50.0              (175,000)
150,000     Bank of America
            Corp. ....................   4/21/01        55.0              (157,500)
 18,500     The Boeing Co. ...........   3/17/01        60.0               (61,050)
100,000     Chevron Corp. ............   3/17/01        85.0              (220,000)
300,000     Cisco Systems, Inc. ......   3/17/01        25.0              (375,000)
250,000     Citigroup Inc. ...........   4/21/01        55.0              (250,000)
100,000     du Pont (E.I.) de
            Nemours & Co. ............   3/17/01        45.0               (55,000)
100,000     du Pont (E.I.) de
            Nemours & Co. ............   4/21/01        50.0               (55,000)
 50,000     Eastman Kodak Co. ........   3/17/01        45.0               (72,500)
150,000     Eastman Kodak Co. ........   4/21/01        50.0              (127,500)
 50,000     Exxon Mobil Corp. ........   3/17/01        85.0               (25,000)
 30,000     Fannie Mae ...............   4/21/01        85.0               (54,000)
200,000     General Electric Co.......   6/16/01        55.0              (220,000)
 30,000     General Mills, Inc. ......   4/21/01        45.0               (45,750)
200,000     General Motors Corp.         6/16/01        65.0              (190,000)
100,000     The Goldman Sachs
            Group, Inc. ..............   4/21/01       120.0               (80,000)
100,000     Halliburton Co. ..........   3/17/01        45.0               (20,000)
200,000     Hewlett-Packard Co.          3/17/01        30.0              (200,000)
 50,000     The Home
            Depot, Inc. ..............   3/17/01        45.0               (47,500)
150,000     The Home
            Depot, Inc. ..............   4/21/01        50.0              (112,500)
250,000     Intel Corp. ..............   3/17/01        30.0              (250,000)
150,000     International
            Business Machines
            Corp. ....................   3/17/01       110.0              (157,500)
150,000     Johnson & Johnson ........   3/17/01        95.0              (525,000)

              Number of
           Contract Shares                Expiration        Strike            Value
           Subject to Call                   Date           Price            (Note 1)
------------------------------------     ------------   -------------   -----------------
250,000     Lucent
            Technologies Inc. ........   4/21/01      $ 15.0          $   (137,500)
150,000     Lucent
            Technologies Inc. ........   4/21/01        20.0               (30,000)
100,000     McDonald's Corp. .........   3/17/01        30.0               (55,000)
 52,800     Merck & Co., Inc. ........   4/21/01        85.0              (100,320)
150,000     Merrill Lynch &
            Co., Inc. ................   3/17/01        70.0               (52,500)
250,000     Microsoft Corp. ..........   4/21/01        70.0              (203,125)
 30,000     Minnesota Mining &
            Manufacturing Co. ........   3/17/01       115.0               (79,500)
150,000     Morgan Stanley Dean
            Witter & Co. .............   4/21/01        85.0              (116,250)
300,000     Motorola, Inc. ...........   3/17/01        15.0              (315,000)
300,000     Oracle Corp.. ............   3/17/01        25.0              (150,000)
 50,000     The Procter &
            Gamble Co. ...............   3/17/01        75.0               (22,500)
150,000     Schlumberger Ltd. ........   3/17/01        70.0               (82,500)
400,000     Sun
            Microsystems, Inc. .......   3/17/01        20.0              (475,000)
200,000     Texas
            Instruments Inc. .........   3/17/01        35.0              (100,000)
107,300     Wal-Mart Stores, Inc.        4/21/01        55.0              (160,950)
 50,000     Walgreen Co. .............   3/17/01        45.0               (50,000)
            TOTAL CALL OPTIONS WRITTEN
            (Premiums received $8,247,207)  .......................     (6,366,445)
                                                                      ------------
CASH AND OTHER ASSETS,
LESS LIABILITIES - 4.2% .........................                       11,485,126
                                                                      ------------
NET ASSETS - 100.0% .............................                     $271,597,988
                                                                      ============

---------------------------------------
+ Non-income producing security.
++All of the common stocks are pledged as collateral for written options.
* The aggregate cost of investment securities for Federal tax purposes is $372,430,693 and net unrealized depreciation consists of:

 Gross unrealized appreciation ....................................  $     503,531
 Gross unrealized depreciation ....................................   (106,454,917)
                                                                     -------------
  Net unrealized depreciation .....................................  $(105,951,386)
                                                                     =============

                       See Notes to Financial Statements.

KELMOORE STRATEGY(R) EAGLE FUND
PORTFOLIO OF INVESTMENTS                                       FEBRUARY 28, 2001

                                                                 Value
   Shares                                                       (Note 1)
------------                                                 --------------
COMMON STOCKS - 98.0%++
               COMPUTERS - 15.6%
   20,000      Apple Computer, Inc.+ .....................   $   365,000
   13,000      Dell Computer Corp.+ ......................       284,375
   20,000      EMC Corp.+ ................................       795,200
   16,000      Hewlett-Packard Co. .......................       461,600
   20,000      SanDisk Corp.+ ............................       432,500
   65,000      Sun Microsystems, Inc.+ ...................     1,291,875
                                                             -----------
                                                               3,630,550
                                                             -----------
               CONSUMER GOODS - 2.4%
   12,500      AOL Time Warner Inc.+ .....................       550,375
                                                             -----------
               ELECTRONICS - 22.0%
   15,000      Altera Corp.+ .............................       346,875
   50,000      Analog Devices, Inc.+ .....................     1,865,000
   25,000      Applied Materials, Inc.+ ..................     1,056,250
   33,000      Intel Corp. ...............................       942,563
   23,000      Micron Technology, Inc.+ ..................       787,060
    3,000      Vitesse Semiconductor Corp.+ ..............       118,312
                                                             -----------
                                                               5,116,060
                                                             -----------
               FINANCIAL SERVICES - 11.0%
   20,000      The Charles Schwab Corp. ..................       418,000
    5,000      The Goldman Sachs Group, Inc. .............       458,750
   15,000      Morgan Stanley Dean Witter & Co. ..........       976,950
   15,000      NASDAQ-100 Shares+ ........................       710,250
                                                             -----------
                                                               2,563,950
                                                             -----------
               INTERNET - 5.6%
   10,000      CMGI Inc.+ ................................        40,625
   30,000      Commerce One, Inc.+ .......................       523,125
   15,000      Exodus Communications, Inc.+ ..............       219,375
   21,000      Inktomi Corp.+ ............................       237,563
   12,500      Yahoo! Inc.+ ..............................       297,656
                                                             -----------
                                                               1,318,344
                                                             -----------

                                                                 Value
   Shares                                                       (Note 1)
------------                                                 --------------
               SOFTWARE - 17.1%
   42,000      Ariba, Inc.+ ..............................   $   693,000
    2,500      BroadVision, Inc.+ ........................        18,125
   10,000      Microsoft Corp.+ ..........................       590,000
   20,000      Oracle Corp.+ .............................       380,000
   35,000      VERITAS Software Corp.+ ...................     2,272,812
    5,000      Vignette Corp.+ ...........................        30,781
                                                             -----------
                                                               3,984,718
                                                             -----------
               TELECOMMUNICATIONS - 24.3%
    2,000      Aether Systems, Inc.+ .....................        51,500
   10,000      Broadcom Corp.+ ...........................       492,500
   65,000      Cisco Systems, Inc.+ ......................     1,539,688
   50,000      InfoSpace, Inc.+ ..........................       190,625
   30,000      JDS Uniphase Corp.+ .......................       802,500
      736      McDATA Corp.+ .............................        13,159
   20,000      Motorola, Inc. ............................       303,400
   15,000      Network Appliance, Inc.+ ..................       446,250
   10,000      Nokia Corp. ADR ...........................       220,000
    5,000      QUALCOMM Inc.+ ............................       274,062
   45,000      Texas Instruments Inc. ....................     1,329,750
                                                             -----------
                                                               5,663,434
                                                             -----------
               TOTAL COMMON STOCKS
               (Cost $46,702,345*) .......................    22,827,431
                                                             -----------

                       See Notes to Financial Statements.

KELMOORE STRATEGY(R) EAGLE FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)                         FEBRUARY 28, 2001

              Number of
           Contract Shares                Expiration        Strike           Value
           Subject to Call                   Date           Price           (Note 1)
------------------------------------     ------------   -------------   ---------------
CALL OPTIONS WRITTEN - (4.1)%
 2,000     Aether Systems, Inc. ......   4/21/01      $ 40.0           $    (1,875)
15,000     Altera Corp. ..............   3/17/01        25.0               (19,687)
12,500     AOL Time
           Warner Inc. ...............   3/17/01        45.0               (25,625)
50,000     Analog Devices, Inc. ......   4/21/01        50.0               (65,000)
20,000     Apple Computer, Inc.          4/21/01        25.0                (8,125)
25,000     Applied
           Materials, Inc. ...........   4/21/01        50.0               (51,563)
42,000     Ariba, Inc. ...............   3/17/01        20.0               (42,000)
10,000     Broadcom Corp. ............   3/17/01        60.0               (25,000)
20,000     The Charles Schwab
           Corp. .....................   4/21/01        25.0               (14,000)
65,000     Cisco Systems, Inc. .......   3/17/01        25.0               (81,250)
30,000     Commerce One, Inc. ........   3/17/01        20.0               (37,500)
10,000     Dell Computer Corp. .......   3/17/01        30.0                  (625)
20,000     EMC Corp. .................   3/17/01        45.0               (31,000)
15,000     Exodus
           Communications, Inc.          4/21/01        20.0               (15,000)
 5,000     The Goldman Sachs
           Group, Inc. ...............   3/17/01       100.0               (10,750)
16,000     Hewlett-Packard Co. .......   3/17/01        30.0               (16,000)
21,000     Inktomi Corp. .............   4/21/01        15.0               (22,313)
33,000     Intel Corp. ...............   3/17/01        30.0               (33,000)
30,000     JDS Uniphase Corp. ........   4/21/01        35.0               (58,125)
13,000     Micron Technology,
           Inc. ......................   3/17/01        50.0                (1,950)
10,000     Micron Technology,
           Inc. ......................   4/21/01        40.0               (28,500)
10,000     Microsoft Corp. ...........   4/21/01        65.0               (20,000)
20,000     Motorola, Inc. ............   3/17/01        15.0               (21,000)
15,000     NASDAQ-100 Shares .........   3/17/01        50.0               (24,750)

              Number of
           Contract Shares                Expiration        Strike           Value
           Subject to Call                   Date           Price           (Note 1)
------------------------------------     ------------   -------------   ---------------
15,000     Network Appliance,
           Inc. ......................   4/21/01      $ 45.0           $   (24,375)
10,000     Nokia Corp. ADR ...........   4/21/01        25.0               (12,000)
20,000     Oracle Corp. ..............   4/21/01        25.0               (18,750)
 5,000     QUALCOMM Inc. .............   3/17/01        95.0                  (937)
20,000     SanDisk Corp. .............   4/21/01        30.0               (20,000)
65,000     Sun Microsystems,
           Inc. ......................   4/21/01        25.0               (48,750)
45,000     Texas Instruments
           Inc. ......................   4/21/01        40.0               (31,500)
35,000     VERITAS Software
           Corp. .....................   3/17/01        75.0              (105,000)
 3,000     Vitesse Semiconductor
           Corp. .....................   3/17/01        55.0                (2,812)
12,500     Yahoo! Inc. ...............   4/21/01        30.0               (24,219)
           TOTAL CALL OPTIONS WRITTEN
           (Premiums received $873,630) ...........................       (942,981)
                                                                       -----------
CASH AND OTHER ASSETS,
LESS LIABILITIES - 6.1% ...........................................      1,410,406
                                                                       -----------
NET ASSETS - 100.0% ...............................................    $23,294,856
                                                                       ===========

---------------------------------------

ADR - American Depository Receipt
+ Non-income producing security.
++All of the common stocks are pledged as collateral for written options.
* The aggregate cost of investment securities for Federal tax purposes is $46,761,344 and net unrealized depreciation consists of:

 Gross unrealized appreciation .....................................  $         --
 Gross unrealized depreciation. ....................................   (23,933,913)
                                                                      ------------
  Net unrealized depreciation ......................................  $(23,933,913)
                                                                      ============

                       See Notes to Financial Statements.

KELMOORE STRATEGY(R) LIBERTY FUND
PORTFOLIO OF INVESTMENTS                                       FEBRUARY 28, 2001

                                                                 Value
  Shares                                                        (Note 1)
----------                                                   -------------
COMMON STOCKS - 96.5%++
             CONSUMER GOODS - 29.7%
   2,000     AOL Time Warner Inc.+ .......................   $   88,060
   1,000     Bristol-Myers Squibb Co. ....................       63,410
   2,200     The Coca-Cola Co. ...........................      116,666
   2,500     The Home Depot, Inc. ........................      106,250
     700     Johnson & Johnson ...........................       68,131
   1,800     Merck & Co., Inc. ...........................      144,360
     900     The Procter & Gamble Co. ....................       63,450
   1,000     Tyco International Ltd. .....................       54,650
   2,600     Wal-Mart Stores, Inc. .......................      130,234
                                                             ----------
                                                                835,211
                                                             ----------
             FINANCIAL SERVICES - 15.3%
   2,500     American Express Co. ........................      109,700
     700     American International Group, Inc. ..........       57,260
   1,500     Citigroup Inc. ..............................       73,770
   2,000     Morgan Stanley Dean Witter & Co. ............      130,260
   1,200     Wells Fargo & Co. ...........................       59,568
                                                             ----------
                                                                430,558
                                                             ----------
             HEALTH CARE PRODUCTS - 3.9%
   1,500     Amgen Inc.+ .................................      108,094
                                                             ----------
             MANUFACTURING - 2.5%
   6,000     Lucent Technologies Inc. ....................       69,540
                                                             ----------
             RESOURCES - 10.1%
   2,000     Exxon Mobil Corp. ...........................      162,100
   1,900     Schlumberger Ltd. ...........................      121,125
                                                             ----------
                                                                283,225
                                                             ----------

                                                                 Value
  Shares                                                        (Note 1)
----------                                                   -------------
             TECHNOLOGY - 27.0%
   3,200     Cisco Systems, Inc.+ ........................   $   75,800
   2,000     EMC Corp.+ ..................................       79,520
   2,000     General Electric Co. ........................       93,000
   3,000     Hewlett-Packard Co. .........................       86,550
   3,500     Intel Corp. .................................       99,969
     800     International Business Machines Corp.               79,920
      67     McDATA Corp.+ ...............................        1,194
   1,500     Microsoft Corp.+ ............................       88,500
   3,500     Oracle Corp.+ ...............................       66,500
   3,000     Texas Instruments Inc. ......................       88,650
                                                             ----------
                                                                759,603
                                                             ----------
             TELECOMMUNICATIONS - 8.0%
   4,000     AT&T Corp. ..................................       92,000
   4,500     Nortel Networks Corp. .......................       83,205
   1,000     Verizon Communications Inc. .................       49,500
                                                             ----------
                                                                224,705
                                                             ----------
             TOTAL COMMON STOCKS
             (Cost $3,063,706*) ..........................    2,710,936
                                                             ----------

                   Number of Contract                        Expiration    Strike
                  Shares Subject to Put                         Date       Price
---------------------------------------------------------   ------------  -------
PUT OPTIONS PURCHASED - 8.1%
 5,000                         Standard & Poor's
                               100 Index
                               (Cost $226,782*)..........     4/21/01      $680        226,500
                                                                                       -------
TOTAL INVESTMENTS - 104.6%
(Cost $3,290,488*) .............................................................     2,937,436
                                                                                     ---------

                       See Notes to Financial Statements.

KELMOORE STRATEGY(R) LIBERTY FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)                         FEBRUARY 28, 2001

               Number of
            Contract Shares               Expiration      Strike         Value
            Subject to Call                  Date         Price         (Note 1)
--------------------------------------   ------------  -----------   --------------
CALL OPTIONS WRITTEN - (3.1)%
2,000     AOL Time Warner Inc. .........   4/21/01      $ 50.0        $   (3,500)
4,000     AT&T Corp. ...................   3/17/01        20.0           (12,400)
1,000     American Express Co. .........   4/21/01        50.0            (1,000)
1,500     American Express Co. .........   4/21/01        55.0              (675)
  700     American International
          Group, Inc. ..................   3/17/01        95.0               (88)
1,500     Amgen Inc. ...................   3/17/01        70.0            (6,563)
1,000     Bristol-Myers
          Squibb Co. ...................   4/21/01        70.0            (1,100)
1,000     Cisco Systems, Inc. ..........   3/17/01        40.0               (62)
2,200     Cisco Systems, Inc. ..........   4/21/01        30.0            (1,925)
1,500     Citigroup Inc. ...............   3/17/01        55.0              (375)
2,200     The Coca-Cola Co. ............   5/19/01        60.0            (1,980)
2,000     EMC Corp. ....................   4/21/01        50.0            (4,400)
2,000     Exxon Mobil Corp. ............   3/17/01        85.0            (1,000)
2,000     General Electric Co. .........   6/16/01        60.0              (900)
3,000     Hewlett-Packard Co. ..........   4/21/01        30.0            (5,700)
2,500     The Home Depot, Inc.             4/21/01        45.0            (5,625)
3,500     Intel Corp. ..................   4/21/01        35.0            (2,406)
  800     International Business
          Machines Corp. ...............   3/17/01       100.0            (3,840)
  700     Johnson & Johnson ............   4/21/01       105.0              (910)
6,000     Lucent
          Technologies Inc. ............   3/17/01        20.0              (600)
1,000     Merck & Co., Inc. ............   4/21/01        85.0            (1,900)
  800     Merck & Co., Inc. ............   4/21/01        95.0              (240)
1,500     Microsoft Corp. ..............   4/21/01        65.0            (3,000)

               Number of
            Contract Shares               Expiration      Strike         Value
            Subject to Call                  Date         Price         (Note 1)
--------------------------------------   ------------  -----------   --------------
2,000     Morgan Stanley Dean
          Witter & Co. .................   4/21/01      $ 80.0        $   (2,500)
4,500     Nortel Networks Corp. ........   3/17/01        20.0            (2,925)
3,500     Oracle Corp. .................   6/16/01        30.0            (2,844)
  900     The Procter &
          Gamble Co. ...................   3/17/01        75.0              (405)
1,900     Schlumberger Ltd. ............   5/19/01        75.0            (3,135)
3,000     Texas Instruments Inc. .......   4/21/01        30.0            (9,600)
1,000     Tyco International Ltd. ......   3/17/01        55.0            (1,550)
1,000     Verizon
          Communications Inc. ..........   4/21/01        55.0              (900)
1,000     Wal-Mart Stores, Inc. ........   4/21/01        55.0            (1,500)
1,200     Wells Fargo & Co. ............   3/17/01        55.0              (180)
          TOTAL CALL OPTIONS WRITTEN
          (Premiums received $111,710) .............................     (85,728)
                                                                      ----------
LIABILITIES IN EXCESS OF CASH
AND OTHER ASSETS - (1.5)% ..........................................     (43,260)
                                                                      ----------
NET ASSETS - 100.0% ................................................  $2,808,448
                                                                      ==========

---------------------------------------
+ Non-income producing security.
++All of the common stocks are pledged as collateral for written options.
* The aggregate cost of investment securities for Federal tax purposes is $3,290,488 and net unrealized depreciation consists of:

 Gross unrealized appreciation ......................................... $  57,515
 Gross unrealized depreciation .........................................   (410,567)
                                                                         ----------
  Net unrealized depreciation .......................................... $ (353,052)
                                                                         ==========

                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
STATEMENT OF ASSETS AND LIABILITIES                            FEBRUARY 28, 2001

                                                                           Kelmoore      Kelmoore Strategy(R)   Kelmoore Strategy(R)
                                                                       Strategy(R) Fund       Eagle Fund            Liberty Fund
                                                                      ---------------------------------------- ---------------------
ASSETS:
   Investments at market value (Cost $371,633,496, $46,702,345
    and $3,290,488 respectively) (Note 1) ...........................  $   266,479,307      $   22,827,431          $ 2,937,436
 Cash and cash equivalents (Note 1) .................................        4,130,902           1,455,312              325,720
 Receivables:
   Premiums receivable for options written ..........................        6,419,480             805,810               58,073
   Capital stock sold ...............................................        1,382,085             309,955                4,723
   Dividends and interest ...........................................          613,656               8,487                4,307
   Due from advisor .................................................               --               1,269               46,617
 Other assets .......................................................            3,877               4,334                  107
                                                                       ---------------      --------------          -----------
    TOTAL ASSETS ....................................................      279,029,307          25,412,598            3,376,983
                                                                       ---------------      --------------          -----------
LIABILITIES:
 Payables:
   Investment securities purchased ..................................               --                  --              378,169
   Written options closed ...........................................           26,723             991,388                1,965
   Capital stock redeemed ...........................................          488,316              37,438               51,589
   Distribution fees (Class C) ......................................          146,182              13,733                1,625
   Distribution fees (Class A) ......................................           18,857               1,965                  128
   Other accrued expenses ...........................................          384,796             130,237               49,331
 Option contracts written (Proceeds $8,247,207, $873,630 and
  $111,710 respectively) (Note 1). ..................................        6,366,445             942,981               85,728
                                                                       ---------------      --------------          -----------
    TOTAL LIABILITIES ...............................................        7,431,319           2,117,742              568,535
                                                                       ---------------      --------------          -----------
NET ASSETS ..........................................................  $   271,597,988      $   23,294,856          $ 2,808,448
                                                                       ===============      ==============          ===========
CLASS C SHARES:
 Applicable to 28,115,046, 4,164,473 and 232,046 shares,
  respectively; unlimited number of shares of beneficial
  interest authorized with $0.001 par value .........................  $   177,870,012      $   14,883,643          $ 2,072,195
                                                                       ===============      ==============          ===========
 Net asset value, offering and redemption price per
  Class C share .....................................................  $          6.33      $         3.57          $      8.93
                                                                       ===============      ==============          ===========
CLASS A SHARES:
 Applicable to 14,615,594, 2,343,268 and 82,384 shares,
  respectively; unlimited number of shares of beneficial
  interest authorized with $0.001 par value .........................  $    93,727,976      $    8,411,213          $   736,253
                                                                       ===============      ==============          ===========
 Net asset value and redemption price per Class A share .............  $          6.41      $         3.59          $      8.94
                                                                       ===============      ==============          ===========
 Offering price per Class A share (Net asset value \d 0.945) ........  $          6.78      $         3.80          $      9.46
                                                                       ===============      ==============          ===========
NET ASSETS CONSIST OF:
 Paid-in capital ....................................................  $   375,125,010      $   47,255,789          $ 3,111,374
 Undistributed net investment income (loss) .........................          (42,750)               (194)              17,688
 Accumulated net realized gain (loss) on securities and options......         (210,845)            (16,474)               6,456
 Net unrealized depreciation on securities and options ..............     (103,273,427)        (23,944,265)            (327,070)
                                                                       ---------------      --------------          -----------
   NET ASSETS .......................................................  $   271,597,988      $   23,294,856          $ 2,808,448
                                                                       ===============      ==============          ===========

                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
STATEMENT OF OPERATIONS

                                                                       Kelmoore       Kelmoore Strategy(R)   Kelmoore Strategy(R)
                                                                   Strategy(R) Fund        Eagle Fund*          Liberty Fund**
                                                                 ------------------- ---------------------- ----------------------
                                                                      Year Ended          Period Ended           Period Ended
                                                                  February 28, 2001     February 28, 2001      February 28, 2001
                                                                 ------------------- ---------------------- ----------------------
INVESTMENT INCOME:
 Dividends .....................................................    $   2,660,474        $       8,614            $    3,472
 Interest (Note 1) .............................................          931,176               57,981                 3,585
                                                                    -------------        -------------            ----------
   Total Income ................................................        3,591,650               66,595                 7,057
                                                                    -------------        -------------            ----------
EXPENSES:
 Investment advisory fees (Note 3) .............................        2,356,358              128,201                 4,191
 Distribution fees Class C (Note 3) ............................        1,717,517               73,256                 3,210
 Distribution fees Class A (Note 3) ............................          159,710               13,736                   246
 Transfer agent fees ...........................................          217,445               44,500                11,250
 Accounting fees ...............................................           68,042               27,986                 7,000
 Administration fees ...........................................          189,307               26,499                 4,000
 Audit and tax services fees ...................................           70,425               34,999                 6,143
 Custodian fees ................................................           64,917               28,260                 4,107
 Insurance fees ................................................           13,589                   11                    --
 Legal fees ....................................................           52,373               15,999                 4,000
 Organizational expense (Note 1) ...............................               --               33,645                22,377
 Printing fees .................................................           39,560               15,001                 5,002
 Registration fees .............................................           84,595               35,200                 6,143
 Trustees' fees ................................................           34,908                1,554                    --
 Other expenses ................................................           48,257               10,000                 3,071
                                                                    -------------        -------------            ----------
   Total Expenses ..............................................        5,117,003              488,847                80,740
   Expenses waived by advisor (Note 3) .........................               --             (146,952)              (68,994)
   Recoupment of reimbursed expenses (Note 3) ..................           98,495                   --                    --
                                                                    -------------        -------------            ----------
   Net Expenses ................................................        5,215,498              341,895                11,746
                                                                    -------------        -------------            ----------
 Net investment loss. ..........................................       (1,623,848)            (275,300)               (4,689)
                                                                    -------------        -------------            ----------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) from:
   Security transactions .......................................       13,833,250            1,320,101                56,374
   Options .....................................................       28,151,193            3,084,586               (34,234)
 Net change in unrealized appreciation (depreciation) on:
   Security transactions .......................................      (94,844,987)         (23,874,914)             (353,052)
   Options .....................................................        3,263,583              (69,351)               25,982
                                                                    -------------        -------------            ----------
    Net realized and unrealized loss on investments ............      (49,596,961)         (19,539,578)             (304,930)
                                                                    -------------        -------------            ----------
 Net decrease in nets assets resulting from operations .........    $ (51,220,809)       $ (19,814,878)           $ (309,619)
                                                                    =============        =============            ==========

------------------

 * Commenced operations on June 29, 2000.
** Commenced operations on December 26, 2000.

                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
STATEMENT OF CHANGES IN NET ASSETS

                                                                   Kelmoore               Kelmoore Strategy(R)  Kelmoore Strategy(R)
                                                              Strategy(R) Fund                 Eagle Fund           Liberty Fund
                                                   -------------------------------------  --------------------  --------------------
                                                       Year Ended        Period Ended          Period Ended         Period Ended
                                                   February 28, 2001  February 29, 2000*   February 28, 2001**  February 28, 2001***
                                                   -----------------  ------------------  --------------------  --------------------
OPERATIONS:
 Net investment loss ...........................      $ (1,623,848)      $   (305,441)         $   (275,300)      $     (4,689)
 Net realized gain on securities and options ...        41,984,443         13,876,322             4,404,687             22,140
 Net change in unrealized depreciation on
  securities and options .......................       (91,581,404)       (11,692,023)          (23,944,265)          (327,070)
                                                      ------------       ------------          ------------       ------------
 Net increase (decrease) in net assets
  resulting from operations ....................       (51,220,809)         1,878,858           (19,814,878)          (309,619)
                                                      ------------       ------------          ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
 Net realized short-term capital gains:
   Class C .....................................       (29,715,100)       (12,729,782)           (2,361,644)           (11,615)
   Class A .....................................       (11,027,716)          (809,109)           (1,826,517)            (4,069)
                                                      ------------       ------------          ------------       ------------
 Total distributions to shareholders ...........       (40,742,816)       (13,538,891)           (4,188,161)           (15,684)
                                                      ------------       ------------          ------------       ------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold:
   Class C .....................................       154,013,690        123,435,999            30,218,134          2,517,785
   Class A .....................................       110,167,494         16,529,130            16,975,387            813,484
 Reinvestment of distributions:
   Class C .....................................        23,326,142         11,283,775             1,824,035             10,503
   Class A .....................................         7,894,494            604,558             1,496,354              3,503
 Cost of shares redeemed:
   Class C .....................................       (51,804,730)        (8,220,450)           (2,809,353)          (211,524)
   Class A .....................................       (11,576,627)          (531,829)             (406,662)                --
                                                      ------------       ------------          ------------       ------------
 Increase in net assets derived from capital
  share transactions (a) .......................       232,020,463        143,101,183            47,297,895          3,133,751
                                                      ------------       ------------          ------------       ------------
   TOTAL INCREASE IN NET ASSETS ................       140,056,838        131,441,150            23,294,856          2,808,448
                                                      ------------       ------------          ------------       ------------
NET ASSETS:
 Beginning of period ...........................       131,541,150            100,000(b)                 --                 --
                                                      ------------       ------------          ------------       ------------
 End of period .................................      $271,597,988       $131,541,150          $ 23,294,856       $  2,808,448
                                                      ============       ============          ============       ============
 (a) Transactions in capital stock were:
   Shares sold:
     Class C ...................................        18,719,624         12,844,559             4,357,338            281,495
     Class A ...................................        13,386,027          1,743,184             2,215,580             81,997
   Shares issued through reinvestment
    of distributions:
     Class C ...................................         2,929,508          1,205,716               317,462              1,159
     Class A ...................................           992,088             65,711               223,016                387
   Shares redeemed:
     Class C ...................................        (6,718,903)          (865,458)             (510,327)           (50,608)
     Class A ...................................        (1,514,015)           (57,401)              (95,328)                --
                                                      ------------       ------------          ------------       ------------
 Increase in shares outstanding ................        27,794,329         14,936,311             6,507,741            314,430
                                                      ============       ============          ============       ============

-----------------------
  * Commenced operations on May 3, 1999.
 ** Commenced operations on June 29, 2000.
*** Commenced operations on December 26, 2000.
(b) The Strategy Fund has issued to the Advisor 10,000 shares of beneficial interest at $10.00 per share in a private placement.

                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS                                           FEBRUARY 28, 2001


The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented.

                                                   Kelmoore Strategy(R) Fund
                                  -----------------------------------------------------------
                                         Year Ended                      Period Ended
                                      February 28, 2001               February 29, 2000
                                  -------------------------      ----------------------------
                                   Class C        Class A         Class C*          Class A*
                                  ----------     ----------      ----------        ----------
Net asset value, beginning
 of period ....................   $     8.80     $     8.84      $    10.00        $     9.43
                                  ----------     ----------      ----------        ----------
 Income from investment
  operations:
 Net investment loss ..........        (0.07)         (0.01)          (0.05)#            0.00#
 Net realized and
  unrealized
  gain (loss) on
  investments .................        (0.99)         (1.01)           0.59              0.44
                                  ----------     ----------      ----------        ----------
   Total from investment
    operations ................        (1.06)         (1.02)           0.54              0.44
                                  ----------     ----------      ----------        ----------
 Less distributions from:
 Net realized gains ...........        (1.41)         (1.41)          (1.74)            (1.03)
                                  ----------     ----------      ----------        ----------
Net asset value, end of
period ........................   $     6.33     $     6.41      $     8.80        $     8.84
                                  ==========     ==========      ==========        ==========
Total return ..................       (14.61)%       (14.05)%+         5.54%(2)          4.55%(2),+
Ratios/Supplemental Data
 Net assets, end of period
  (in 000s) ...................   $  177,870     $   93,728      $  116,051        $   15,490
 Ratio of expenses to
  average net assets:
   Before expense
    reimbursement .............         2.41%          1.66%           3.20%(1)          2.45%(1)
   After expense
    reimbursement .............         2.41%          1.66%           3.00%(1)          2.25%(1)
 Ratio of net investment
  loss to average net
  assets:
   Before expense
    reimbursement .............        (0.89)%        (0.14)%         (1.82)%(1)        (1.07)%(1)
   After expense
    reimbursement .............        (0.89)%        (0.14)%         (1.62)%(1)        (0.87)%(1)
 Portfolio turnover rate ......       166.43%        166.43%         218.66%(2)        218.66%(2)

[WIDE TABLE CONTINUED FROM ABOVE]

                                      Kelmoore Strategy(R)               Kelmoore Strategy(R)
                                          Eagle Fund                         Liberty Fund
                                  ---------------------------        ----------------------------
                                         Period Ended                        Period Ended
                                       February 28, 2001                   February 28, 2001
                                  ---------------------------        ----------------------------
                                  Class C**         Class A**        Class C***        Class A***
                                  ----------       ----------        ----------        ----------
Net asset value, beginning
 of period ....................   $    10.00       $    10.00        $    10.00        $    10.00
                                  ----------       ----------        ----------        ----------
 Income from investment
  operations:
 Net investment loss ..........        (0.10)#          (0.07)#           (0.02)#           (0.01)#
 Net realized and
  unrealized
  gain (loss) on
  investments .................        (4.62)           (4.63)            (1.00)            (1.00)
                                  ----------       ----------        ----------        ----------
   Total from investment
    operations ................        (4.72)           (4.70)            (1.02)            (1.01)
                                  ----------       ----------        ----------        ----------
 Less distributions from:
 Net realized gains ...........        (1.71)           (1.71)            (0.05)            (0.05)
                                  ----------       ----------        ----------        ----------
Net asset value, end of
period ........................   $     3.57       $     3.59        $     8.93        $     8.94
                                  ==========       ==========        ==========        ==========
Total return ..................       (55.26)%(2)      (55.04)%(2),+     (10.21)%(2)       (10.11)%(2),+
Ratios/Supplemental Data
 Net assets, end of period
  (in 000s) ...................   $   14,884       $    8,411        $    2,072        $      736
 Ratio of expenses to
  average net assets:
   Before expense
    reimbursement .............         4.13%(1)         3.38%(1)         19.58%(1)         18.83%(1)
   After expense
    reimbursement .............         2.99%(1)         2.24%(1)          3.00%(1)          2.25%(1)
 Ratio of net investment
  loss to average net
  assets:
   Before expense
    reimbursement .............        (3.62)%(1)       (2.87)%(1)       (17.88)%(1)       (17.13)%(1)
   After expense
    reimbursement .............        (2.47)%(1)       (1.72)%(1)        (1.30)%(1)        (0.55)%(1)
 Portfolio turnover rate ......        83.44%(2)        83.44%(2)         50.94%(2)         50.94%(2)

----------------------
   * Kelmoore Strategy Class C and Class A commenced operations on May 3, 1999 and October 25, 1999, respectively.
  ** Kelmoore Strategy Eagle Class C and Class A commenced operations on
     June 29, 2000.
 *** Kelmoore Strategy Liberty Class C and Class A commenced operations on
     December 26, 2000.
 (1) Annualized.
 (2) Not Annualized.
   # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
   + Total return calculation does not reflect sales load.

                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS                                  FEBRUARY 28, 2001


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Kelmoore Strategic Trust (the "Trust"), an open-end, diversified management investment company was organized as a Delaware business trust on November 30, 1998. The Trust operates as a series company and, at February 28, 2001, consisted of three diversified investment portfolios (each a "Fund" and collectively the "Funds"). The Trust has a fiscal year ending the last day of February each year and currently consists of three investment funds, Kelmoore Strategy(R) Fund ("Strategy"), Kelmoore Strategy(R) Eagle Fund ("Eagle") and Kelmoore Strategy(R) Liberty Fund ("Liberty"). The Strategy Fund's primary goal is to maximize realized gains from writing covered options on common stocks. The Eagle Fund's main strategy is to purchase the common stocks of a limited number of mid and large cap companies which have strong financial fundamentals and to continuously sell or write related covered call options against substantially all the shares of stock it owns. The Liberty Fund's primary goal is to maximize realized gains from writing covered options on common stocks. The Fund also seeks to protect or "hedge" the Fund's portfolio against a decline in the value of the stocks the Fund owns by acquiring put options. The Funds authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. The Funds offer two classes of shares (Class A and Class C). The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. SECURITY VALUATION. The Funds securities are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by or at the direction of the Trustees. Equity securities traded on an exchange or on the NASDAQ National Market System (the "NASDAQ") will be valued at the last sale price on the exchange or system in which they are principally traded on the valuation date. If there is no sale on the valuation date, securities traded principally on a U.S. exchange or the NASDAQ will be valued at the mean between the closing bid and asked prices or on a foreign exchange at the most recent closing price. Equity securities which are traded in the over-the-counter market only, but which are not included in the NASDAQ, will be valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Debt securities with a remaining maturity of sixty days or more will be valued using a pricing service if such prices are believed to accurately represent market value. Debt securities and money market instruments with a remaining maturity of less than sixty days will be valued at amortized cost.

B. OPTION VALUATION. Exchange traded options are valued at the last sale price on the exchange where the options are principally traded or, if no sale occurs, at the mean between the last bid and asked price.

When a Fund writes an option, there is no taxable event. An amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option expires or if the Fund enters a closing purchase transaction, the Fund will realize a gain (or a loss in the case of a closing purchase transaction where the cost exceeds the original premium received) and the liability related to the option will be extinguished. Any such gain or loss is a short-term capital gain or loss for Federal income tax purposes, except that any loss realized when the Fund closes certain covered call options whose underlying security is trading above the exercise price of the option will be long-term capital loss if the hypothetical sale of the underlying security on the date of such transaction would have given rise to a long-term capital gain. If a call option which the Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has

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KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                    FEBRUARY 28, 2001


written on an equity security is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option.

The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security increases and the option is exercised, although any potential loss would be reduced by the amount of option premium received.

The risk in writing a put option is that the Fund may be called on to pay the exercise price of the option for a security that has decreased (potentially to zero) in market price, although any potential loss would be reduced by the amount of option premium received.

Generally, options transactions also involve risks concerning the liquidity of the options market. An illiquid market for an option may limit the Fund's ability to write options or enter closing transactions. As the options written by the Fund are traded on a national exchange, counterparty and credit risk are limited to the failure of the exchange on which the options are traded.

Transactions in options contracts written for the period ended February 28, 2001 were as follows:

                                                       Strategy Fund                          Eagle Fund
                                             ----------------------------------   ----------------------------------
                                                Contracts           Premium          Contracts           Premium
                                             ---------------   ----------------   ---------------   ----------------
Outstanding at February 29, 2000..........      (1,925,200)     $  (3,663,310)               --                 --
Options written during period ............     (46,655,533)       (73,836,138)       (3,089,300)      $ (6,303,498)
Options exercised during period ..........       7,033,400         14,251,123           333,400          1,115,942
Options expired during period ............      20,764,333         31,902,575         1,453,500          2,920,849
Options closed during period .............      14,609,400         23,098,543           562,400          1,393,077
                                               -----------      -------------        ----------       ------------
Outstanding at February 28, 2001..........      (6,173,600)     $  (8,247,207)         (740,000)      $   (873,630)
                                               ===========      =============        ==========       ============

                                                                                           Liberty Fund
                                                                                  -------------------------------
                                                                                    Contracts         Premium
                                                                                  -------------   ---------------
Outstanding at February 29, 2000 ................................................            --                --
Options written during period ...................................................      (141,600)      $  (267,643)
Options exercised during period .................................................        28,400            70,748
Options expired during period ...................................................        25,900            46,184
Options closed during period ....................................................        22,900            39,001
                                                                                       --------       -----------
Outstanding at February 28, 2001.................................................       (64,400)      $  (111,710)
                                                                                       ========       ===========

C. INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

D. ORGANIZATIONAL EXPENSE. The Funds bear all costs incurred with the organization of the Trust. The organizational costs were $33,645 and $22,377, respectively, for the Eagle and Liberty Funds which have been expensed as incurred.

E. DISTRIBUTIONS TO SHAREHOLDERS. The Funds will distribute substantially all of their net investment income and short-term capital gains monthly and long-term capital gains, if any, annually. Distributions to shareholders are

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                    FEBRUARY 28, 2001


recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

F. FEDERAL INCOME TAXES. It is the policy of the Funds to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income and capital gains to shareholders. The Funds do not expect to be subject to such income tax, therefore, no Federal income tax provisions will be required.

G. CASH AND CASH EQUIVALENTS. Uninvested cash and premiums from options written are swept daily into an interest bearing account at the Bank of New York.

H. USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

I. NET ASSET VALUE AND CALCULATION OF EXPENSES. Net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of shares outstanding attributed to each class at the beginning of each day. Distribution expenses are solely borne by and charged to the respective class of shares.

Note 2 -- Purchases and Sales of Securities Purchases and sales of securities, other than short-term investments, during the period ended February 28, 2001, were as follows:

                                                 Purchases           Sales
                                               ------------      ------------
Kelmoore Strategy(R) Fund ..................   $599,967,304      $370,730,390
Kelmoore Strategy(R) Eagle Fund ............     60,750,870        14,252,684
Kelmoore Strategy(R) Liberty Fund ..........      3,847,381           769,300

NOTE 3 -- INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Kelmoore Investment Company, Inc. (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. The Advisor receives a fee, computed daily and paid monthly, based on an annual rate of 1.00% of the average daily net assets from each of the Funds. The Advisor has voluntarily undertaken to waive all or a portion of its fees and to reimburse certain expenses of the Funds. The total operating expenses for the period on the Strategy Fund will not exceed 2.00% for Class A and 2.75% for Class C and for the Eagle and Liberty Funds, will not exceed 2.25% for Class A and 3.00% for Class C. The Advisor reserves the right to terminate this undertaking at any time, in its sole discretion. Any waiver or reimbursement by the Advisor is subject to recoupments from the Fund within the following three years, to the extent such recoupment would not cause total expenses to exceed any current expense limitation. For the period ended February 28, 2001, advisory fees of $2,356,358, $128,201 and $4,191 were paid by the Strategy, Eagle and Liberty Funds, respectively. The Advisor reimbursed the Eagle and Liberty Funds $146,952 and $68,994, respectively, which the Advisor may recoup through February 29, 2004. For the period ended February 28, 2001, the advisor recouped $98,495 of reimbursed expenses on the Strategy Fund.

The Funds have, on behalf of the Class A and Class C shares, adopted plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, (each a "Plan") that allow the Funds to pay distribution and service

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                    FEBRUARY 28, 2001


fees for the sale and distribution of its shares and for services provided to shareholders. Because these fees are paid out of each Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The Plan for Class A shares permits the Funds to reimburse the Advisor, as the Funds' distributor, an annual fee not to exceed 0.25% of the average daily net assets of the Class. The Plan for Class C shares permits the Funds to reimburse the Advisor an annual fee not to exceed 0.75% of the average daily net assets of the Class. In addition, the Plan for Class C shares permits the Funds to reimburse the Advisor for payments to dealers or others, an annual service fee not to exceed 0.25% of the average daily net assets of the Class. For the period ended February 28, 2001, the Strategy Fund reimbursed the Distributor $1,877,227, ($159,710 for Class A and $1,717,517 for Class C), the Eagle Fund reimbursed the Distributor $86,992, ($13,736 for Class A and $73,256 for Class C) and the Liberty Fund reimbursed the Distributor $3,456, ($246 for Class A and $3,210 for Class C) for distribution and servicing expenses incurred.

A. SERVICES AGREEMENT. The Funds have entered into a Services Agreement with PFPC Inc. Under the Services Agreement, PFPC Inc. provides certain transfer agency, administrative, accounting and custody administration services.

B. BROKERAGE COMMISSIONS. The Funds place substantially all their securities transactions, including transactions involving options, through the Advisor in accordance with procedures adopted by the Trustees. The Funds will not deal with the Advisor (or any affiliate) in any transaction in which the Advisor (or any affiliate) acts as principal, except in accordance with rules promulgated by the Securities and Exchange Commission. During the period ended February 28, 2001, the Funds paid $4,463,362, $255,341 and $17,967 for the Strategy, Eagle and Liberty Funds, respectively, in brokerage commissions to the Advisor and affiliated parties.

C. OFFICER AND TRUSTEE COMPENSATION. Certain officers and trustees of the Funds are affiliated persons of the Advisor and the Distributor. No officer, Trustee or employee of the Advisor, PFPC Inc., or any affiliate thereof, receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not an affiliated person of the Advisor, PFPC Inc., or any affiliate thereof, an annual retainer of $6,000, payable in quarterly installments, and the Trust reimburses expenses incurred by the Trustees for attendance at Trustee meetings.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of Kelmoore Strategic Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Kelmoore Strategy(R) Fund, Kelmoore Strategy(R) Eagle Fund, and Kelmoore Strategy(R) Liberty Fund (constituting Kelmoore Strategic Trust, hereafter referred to as the "Trust") at February 28, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.






PricewaterhouseCoopers LLP
San Francisco, California
April 19, 2001

       FOR MORE INFORMATION



       ADMINISTRATOR, TRANSFER AGENT AND     COUNSEL
       FUND ACCOUNTING AGENT                 Sutherland Asbill & Brennan LLP
       PFPC Inc.                             1275 Pennsylvania Avenue, NW
       3200 Horizon Drive                    Washington, D.C. 20004-2415
       King of Prussia, PA 19406
       (877) 328-9456
                                             INDEPENDENT ACCOUNTANTS
                                             PricewaterhouseCoopers LLP
       CUSTODIAN                             333 Market Street
       The Bank of New York                  San Francisco, CA 94105
       48 Wall Street
       New York, NY 10286



       ------------------------------------------------------------------------
       KELMOORE STRATEGIC TRUST
       2471 E. Bayshore Road, Suite 501
       Palo Alto, CA 94303
       (877) 328-9456


       The Trust's SEC file no. is 811-9165












                        FOR ADDITIONAL INFORMATION ABOUT
                         THE KELMOORE STRATEGY(R) FUNDS
                                CALL 877-328-9456

THIS REPORT IS SUBMITTED FOR GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES DETAILS REGARDING THE FUNDS' OBJECTIVES, POLICIES, EXPENSES AND OTHER INFORMATION.